Note 11 - Other Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Other Assets (Details) [Line Items]
Amortization of Deferred Charges	$ 688,000	$ 1,142,000	$ 1,162,000
Land Use Rights Term	50 years
Intelligent E-Commerce Group [Member]
Note 11 - Other Assets (Details) [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ 58,000
Consultant And Maintenance Contracts [Member] | Minimum [Member]
Note 11 - Other Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Consultant And Maintenance Contracts [Member] | Maximum [Member]
Note 11 - Other Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Land Use Rights [Member]
Note 11 - Other Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years 255 days
Amortization of Intangible Assets	$ 28,000	$ 28,000	$ 28,000